SIGNIFICANT ACCOUNTING POLICIES (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended							1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2014 Vehicles [Member] USD ($)	Dec. 31, 2014 ERP [Member] USD ($)	Dec. 31, 2014 Fair Value, Measurements, Nonrecurring [Member] USD ($)	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] USD ($)	Dec. 31, 2014 Level 2 [Member] USD ($)	Dec. 31, 2013 Level 2 [Member] USD ($)	Dec. 31, 2012 Level 2 [Member] USD ($)	Jan. 31, 2012 Shagrir Systems Limited [Member] USD ($)	Jan. 15, 2014 Shagrir Systems Limited [Member]	Dec. 31, 2014 Brand name [Member] Maximum [Member]	Dec. 31, 2014 Brand name [Member] Minimum [Member]	Dec. 31, 2014 Customer related intangible [Member] Maximum [Member]	Dec. 31, 2014 Customer related intangible [Member] Minimum [Member]	Dec. 31, 2014 Developed Technology [Member]	Dec. 31, 2014 Backlog [Member]	Dec. 31, 2014 Non-competition agreement [Member]	Dec. 31, 2014 Reacquired rights [Member]	Dec. 31, 2014 Patents [Member]	Dec. 31, 2014 Cellocator [Member] USD ($)	Dec. 31, 2013 Cellocator [Member] USD ($)
Significant Accounting Policies [Line Items]
Percentage of share capital held, parent													54.48%	100.00%
Write-off of inventories	$ 194	$ 102	$ 337
Advertising expenses	1,302	1,365	1,071
Anti-dilutive securities	0	0	0
Stock-based compensation expense	375	374	265
Percentage of equity interests acquired														45.50%
Options exercised	0	10,000	1,500										2,480
Severance expenses	438	1,150	952
Bad debt expense	452	412	209
Forward exchange contracts				3,860	13,951					0	0	24
Goodwill	48,941	55,127	47,190					0	528															2,534	2,534
Intangible assets, amortization period															9 years	2 years	9 years	5 years	5 years	3 years	3 years	5 months	8 years
Capital Contribution to Shareholders													(323)
Goodwill, Impairment Loss	528	0						528
Asset Impairment Charges	$ 1,122	$ 0	$ 0			$ 594	$ 594